Regulatory Matters	12 Months Ended
Dec. 31, 2020
Regulatory Matters [Abstract]
Regulatory Matters
Note P - Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgements by regulators. Failure to meet capital requirements can initiate regulatory action. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes as of December 31, 2020, the Company and Bank met all capital adequacy requirements to which they are subject.

 Prompt corrective action regulations applicable to insured depository institutions provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2020 and 2019, the Bank met the capital requirements to be deemed well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since year-end 2020 and 2019 that management believes have changed the institution's well capitalized category.

In 2019, the federal banking agencies jointly issued a final rule that provides for an optional, simplified measure of capital adequacy, the community bank leverage ratio ("CBLR") framework, for qualifying community banking organizations (banks and holding companies), consistent with Section 201 of the Economic Growth, Regulatory Relief, and Consumer Protection Act. The final rule became effective on January 1, 2020 and was elected by the Bank as of March 31, 2020. In April 2020, the federal banking agencies issued an interim final rule that makes temporary changes to the CBLR framework, pursuant to Section 4012 of the Coronavirus Aid, Relief, and Economic Security CARES Act, and a second interim final rule that provides a graduated increase in the CBLR requirement after the expiration of the temporary changes implemented pursuant to Section 4012 of the CARES Act.

The CBLR removes the requirement for qualifying banking organizations to calculate and report risk-based capital but rather only requires a Tier 1 to average assets ("leverage") ratio. Qualifying banking organizations that elect to use the CBLR framework and that maintain a leverage ratio of greater than required minimums will be considered to have satisfied the generally applicable risk based and leverage capital requirements in the agencies' capital rules and, if applicable, will be considered to have met the well capitalized ratio requirements for purposes of Section 38 of the Federal Deposit Insurance Act. Under the interim final rules, the CBLR minimum requirement is 8% as of December 31, 2020, 8.5% for calendar year 2021, and 9% for calendar year 2022 and beyond. The interim rule allows for a two-quarter grace period to correct a ratio that falls below the required amount, provided that the Bank maintains a leverage ratio of 7% as of December 31, 2020, 7.5% for calendar year 2021, and 8% for calendar year 2022 and beyond.

Under the final rule, an eligible banking organization can opt out of the CBLR framework and revert back to the risk-weighting framework without restriction. As of December 31, 2020, both the Company and the Bank were qualifying community banking organizations as defined by the federal banking agencies and elected to measure capital adequacy under the CBLR framework.

The following tables summarize the actual and required capital amounts of the Company and the Bank as of year-end.

	Actual		To Be Well Capitalized Under Prompt Corrective Action Regulations
2020	Amount	Ratio	Amount	Ratio
Tier 1 capital (to average assets)
Consolidated	$134,957	11.7%	$91,937	8.0%
Bank	120,989	10.7	90,407	8.0

	Actual		Minimum Regulatory	Minimum To Be Well
2019	Amount	Ratio	Capital Ratio (2)	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$134,930	18.7%	8.0%	10.0%
Bank	120,716	17.0	8.0	10.0
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	120,158	16.6	4.5	N/A
Bank	114,772	16.1	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	128,658	17.8	6.0	6.0
Bank	114,772	16.1	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	128,658	12.5	4.0	N/A
Bank	114,772	11.3	4.0	5.0

(1)
For the Company, these amounts would be required for the Company to engage in activities permissible only for a bank holding company that meets the financial holding company requirements if the Company were not subject to the SBHCP.  For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.

(2)	Excludes capital conservation buffer of 2.50%.

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities and state law. These restrictions generally limit dividends to the current and prior two years retained earnings of the Bank and Loan Central, Inc., and 90% of the prior year’s net income of OVBC Captive, Inc. At January 1, 2021 approximately $13,465 of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The amount of dividends payable by the Bank is also restricted if the Bank does not hold a capital conservation buffer. The ability of Ohio Valley to borrow funds from the Bank is limited as to amount and terms by banking regulations. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.